Private Placement (Details) - USD ($)		6 Months Ended	10 Months Ended
	May 24, 2023	Jun. 30, 2024	Dec. 31, 2023	May 30, 2023
Private Placement [Line Items]
Warrant purchases	575,000
Share price (in Dollars per share)			$ 10.05
Private placement warrant, (in Dollars per share)			0.01
Private Placement Warrants [Member]
Private Placement [Line Items]
Warrant purchases		7,650,000
Share price (in Dollars per share)			$ 11.5
Private placement warrant, (in Dollars per share)		$ 1
Sale of units		7,650,000
Exercisable after the completion of the initial business combination		30 days
Exercisable closing years		5 years
Sale of private placement warrants			7,650,000
Aggregate shares			7,650,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate shares			6,000,000
Business Combination [Member]
Private Placement [Line Items]
Initial business combination of redeem percentage		100.00%
Percent of business combination transaction			100.00%
Cantor Fitzgerald & Co [Member]
Private Placement [Line Items]
Percent of business combination transaction			100.00%
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Warrant purchases		6,000,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Share price (in Dollars per share)		$ 11.5
Private placement warrant, (in Dollars per share)				$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Exercisable share purchase		1
Share price (in Dollars per share)		$ 11.5	$ 11.5
Private placement warrant, (in Dollars per share)			$ 1
Proceeds from sale of private placement warrants (in Dollars)		$ 7,650,000	$ 7,650,000
Sale of private placement warrants			1
Private Placement Warrants [Member] | Cantor Fitzgerald & Co [Member]
Private Placement [Line Items]
Warrant purchases		1,650,000
Aggregate shares			1,650,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Share price (in Dollars per share)		$ 11.5